Other Assets	12 Months Ended
Nov. 30, 2021
Other Assets [Abstract]
Other Assets	Other Assets
We have a minority interest in Grand Bahama Shipyard Ltd. (“Grand Bahama”), a ship repair and maintenance facility. Grand Bahama provided services to us of $11 million in 2021, $38 million in 2020 and $62 million in 2019. As of November 30, 2021, our investment in Grand Bahama was $47 million, consisting of $14 million in equity and a loan of $33 million. As of November 30, 2020, our investment in Grand Bahama was $55 million, consisting of $13 million in equity and a loan of $42 million.

We have a minority interest in the White Pass & Yukon Route (“White Pass”) that includes port, railroad and retail operations in Skagway, Alaska. White Pass provided an immaterial amount of services to us in 2021. White Pass provided no services to us in 2020. As a result of the effects of COVID-19 on the 2021 Alaska season, we evaluated whether our investment in White Pass was other than temporarily impaired and performed an impairment assessment. As a result of our assessment, we recognized an impairment charge of $17 million for our investment in White Pass in other income (expense), net. As of November 30, 2021, our investment in White Pass was $76 million, consisting of $49 million in equity and a loan of $27 million. As of November 30, 2020, our investment in White Pass was $94 million, consisting of $75 million in equity and a loan of $19 million.

We have a minority interest in CSSC Carnival Cruise Shipping Limited (“CSSC-Carnival”), a China-based cruise company which will operate its own fleet designed to serve the Chinese market. As of November 30, 2021 and 2020, our investment in CSSC-Carnival was $119 million and $140 million. During 2020, we sold to CSSC-Carnival a controlling interest in an entity with full ownership of two EA segment ships and recognized a related gain of $107 million, included in other operating expenses in our Consolidated Statements of Income (Loss). During 2021, we sold to CSSC-Carnival our remaining $283 million investment in the minority interest of the same entity. During 2021 and 2020, we made capital contributions to CSSC-Carnival in the amount of $90 million and $81 million, respectively. For the years ending November 30, 2021 and 2020, we paid CSSC-Carnival a total of $55 million for the lease of ships.
Refer to Note 7 - “Contingencies, Other Contingencies” for discussion regarding credit card processor reserve funds which are also included in the other assets balance on the Consolidated Balance Sheets.